Contract Liabilities (Tables)	6 Months Ended
Oct. 31, 2023
Contract Liabilities [Member]
Contract Liabilities (Tables) [Line Items]
Schedule of Contract Liabilities
	As of April 30,			As of October 31,
	2021	2022	2023	2023
	US$	US$	US$	US$
Digital solutions services — non financial services income	9,055	5,968	9,700	—
Digital media, content, and marketing services income	—	—	1,000	—
Hotel operations, hospitality and VIP services income	—	—	493	—
	9,055	5,968	11,193	—
Presented as:
Current	5,038	5,291	10,162	—
Non-current	4,017	677	1,031	—
	9,055	5,968	11,193	—